SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shipping and handling expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SL BIO LTD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shipping and handling expenses	$ 0	$ 0